SHARE CAPITAL DISCLOSURE: Schedule of Warrants Outstanding (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
Schedule of Warrants Outstanding

Number of warrants exercisable	Grant date	Exercise price and expiry date
3,849,668	May 17, 2021	$0.20 expiring on May 17, 2024, as extended on May 2, 2022
149,310 (1)(2)	May 17, 2021	$0.20 expiring on May 17, 2023
6,460,872	November 23, 2021	$0.30 if exercised prior to November 23, 2022 $0.60 if exercised after November 23, 2022 but prior to November 23, 2023
228,389 (1)	November 23, 2021	$0.30 if exercised prior to November 23, 2022 $0.60 is exercised after November 23, 2022 but prior to November 23, 2023
3,308,666	May 16, 2022	$0.30 if exercised prior to May 16, 2023 $0.60 if exercised after May 16, 2023 but prior to May 16, 2024
202,090 (1)	May 16, 2022	$0.30 if exercised prior to May 16, 2023 $0.60 if exercised after May 16, 2023 but prior to May 16, 2024
14,198,995